GUARANTEE LIABILITIES - Contingent (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Guarantor Obligations [Line Items]
Beginning balance	¥ 734,730
Expense on guarantee liabilities			¥ 734,730
Ending balance	3,543,454	$ 543,058	734,730
Contingent guarantee
Guarantor Obligations [Line Items]
Beginning balance	734,730
Expense on guarantee liabilities			734,730
Provision for contingent liabilities	4,794,127
Net payout	(3,937,948)
Ending balance	3,543,454		734,730
Contingent guarantee | Adjustment
Guarantor Obligations [Line Items]
Beginning balance	1,952,545
Ending balance			1,952,545
Contingent guarantee | Adjusted Balance
Guarantor Obligations [Line Items]
Beginning balance	¥ 2,687,275
Ending balance			¥ 2,687,275